Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Summary of activity for related party loans
(Dollars in thousands)
	2023	2022
Beginning balance	$3,381	2,687
Disbursements	1,976	4,090
Repayments	(1,788)	(3,396)
Ending balance	$3,569	3,381